Intangible assets and goodwill (Details 2) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010 Construction Industries	Dec. 31, 2009 Construction Industries	Dec. 31, 2008 Construction Industries	Dec. 31, 2010 Resource Industries	Dec. 31, 2009 Resource Industries	Dec. 31, 2008 Resource Industries	Dec. 31, 2010 Power Systems	Dec. 31, 2009 Power Systems	Dec. 31, 2008 Power Systems	Dec. 31, 2008 Other,	Dec. 31, 2010 Other,	Dec. 31, 2009 Other,	Dec. 31, 2008 Gremada Industries Inc.	Dec. 31, 2008 Lovat Inc.	Apr. 30, 2008 Lovat Inc.	Dec. 31, 2010 Other..	Dec. 31, 2008 Other..	Dec. 31, 2010 FCM Rail Ltd.	May 31, 2010 FCM Rail Ltd.	Dec. 31, 2010 GE Transportation's Inspection Products Business	Mar. 31, 2010 GE Transportation's Inspection Products Business	Dec. 31, 2010 JCS Company, Ltd.	Mar. 31, 2010 JCS Company, Ltd.	Dec. 31, 2010 Electro-Motive Diesel	Aug. 31, 2010 Electro-Motive Diesel
Carrying amount of goodwill by reportable segment
Goodwill acquired in business combination																$ 41	$ 22	$ 22	$ 8	$ 8	$ 17	$ 17	$ 15	$ 15	$ 8	$ 8	$ 286	$ 286
Goodwill:
Balance	2,269	2,261	1,963	342	319	86	47	66	47	1,751	1,747	1,742	88	129	129
Business combinations	334		277	5		206	3		22	326		8	41
Impairment of goodwill		(22)						(22)
Other adjustments	11	30	21	10	23	27	1	3	(3)		4	(3)
Balance	$ 2,614	$ 2,269	$ 2,261	$ 357	$ 342	$ 319	$ 51	$ 47	$ 66	$ 2,077	$ 1,751	$ 1,747	$ 129	$ 129	$ 129